DEFERRED TAX ASSETS AND LIABILITIES (Schedule of Recognised Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 6,127	$ 8,698
Deferred tax liabilities	(7,855)	(10,832)
Net deferred tax assets/(liabilities)	(1,728)	(2,134)	$ (3,805)
Property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	815	448
Deferred tax liabilities	(37)	(98)
Net deferred tax assets/(liabilities)	778	350	(574)
Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets
Deferred tax liabilities	(7,189)	(9,443)
Net deferred tax assets/(liabilities)	(7,189)	(9,443)	(16,430)
Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	668	1,006
Deferred tax liabilities
Net deferred tax assets/(liabilities)	668	1,006	897
Provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,311	3,510
Deferred tax liabilities
Net deferred tax assets/(liabilities)	4,311	3,510	5,701
Other items [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	333	2,109
Deferred tax liabilities	(629)	(1,291)
Net deferred tax assets/(liabilities)	(296)	818	678
Tax value of loss carryforwards recognised [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		1,625
Deferred tax liabilities
Net deferred tax assets/(liabilities)		$ 1,625	$ 5,923